Fair Value Measurements - Additional Information (Detail) - Level 3 [Member] - DerivativeInstrument	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments held	0	0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments held	0	0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments held	0	0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments held		0
Liquidation Basis of Accounting [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments held	0